CONVERTIBLE DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Summary of Detailed Information about Convertible Debentures

	2024 Debentures	2023 Debentures	2020 Debentures	2020 IsoEnergy Debentures	2022 IsoEnergy Debentures	Total
Fair value at December 31, 2022	$-	$-	$52,615	$22,269	$5,137	$80,021
Fair value on issuance	-	143,702	-	-	-	143,702
Fair value adjustment	-	14,776	20,158	13,938	1,305	50,177
Settlement with shares	-	-	(72,773)	-	-	(72,773)
Disposals due to deconsolidation of IsoEnergy	-	-	-	(36,207)	(6,442)	(42,649)
Fair value at December 31, 2023	$-	$158,478	$-	$-	$-	$158,478
Fair value on issuance	330,916	-	-	-	-	330,916
Fair value adjustment	(33,203)	(408)	-	-	-	(33,611)
Fair Value at December 31, 2024	$297,713	$158,070	$-	$-	$-	$455,783

2024 Debentures [member]
Statement [LineItems]
Summary of Detailed Information about Convertible Debentures, Valuation Assumptions	The inputs used in the pricing model as at December 31, 2024 and May 28, 2024 are as follows:

	December 31, 2024	May 28, 2024
Volatility	40.00%	44.00%
Expected life	4.4 years	5.0 years
Risk free interest rate	4.04%	4.29%
Expected dividend yield	0%	0%
Credit spread	22.89%	22.12%
Underlying share price of the Company	US$6.60	US$7.94
Conversion exercise price	US$10.73	US$10.73
Exchange rate (C$:US$)	$0.6952	$0.7310

2023 Debentures [member]
Statement [LineItems]
Summary of Detailed Information about Convertible Debentures, Valuation Assumptions	The inputs used in the pricing model as at December 31, 2024 and December 31, 2023 are as follows:

	December 31, 2024	December 31, 2023
Volatility	40.00%	43.00%
Expected life	3.7 years	4.7 years
Risk free interest rate	4.05%	3.84%
Expected dividend yield	0%	0%
Credit spread	22.89%	16.60%
Underlying share price of the Company	US$6.60	US$7.00
Conversion exercise price	US$6.76	US$6.76
Exchange rate (C$:US$)	$0.6952	$0.7551